Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 4,068,464	$ 6,368,144
Provision for doubtful accounts	(105,272)	(106,839)
Net accounts receivable	$ 3,963,192	$ 6,261,305